Guarantee Deposit	12 Months Ended
Dec. 31, 2022
Redeemable Convertible Preferred Shares [Abstract]
GUARANTEE DEPOSITS

9.      GUARANTEE DEPOSITS

Guarantee deposit represents cash pledged with other financial institutions, and other guaranteed creditors as guarantor deposit for the Company’s guarantee service customers. The other financial institutions, or other guaranteed creditors providing loans to the Company’s guarantee service customers generally require the Company, as the guarantor of the loans, to pledge a cash deposit of certain proportion of the guaranteed amount. The deposits are released after the guaranteed loans are paid off and the Company’s guarantee obligation expires which is usually within 12 months.

Based on the nature of the cash pledged with other financial institutions (RMB 58 million), the Company reclassified it from restricted cash to guarantee deposits and retroactively adjusted the financial data for fiscal year 2021 and 2020.

As of December 31, 2022 and 2021, Guarantee deposit consisted of the following:

	December 31, 2022	December 31, 2021
Guarantee deposits	8,409,210	9,101,466
	$8,409,210	$9,101,466